NOTE 5. DEFERRED REVENUE	9 Months Ended
Sep. 30, 2017
Deferred Revenue Disclosure [Abstract]
NOTE 5. DEFERRED REVENUE

NOTE 5. DEFERRED REVENUE

The Company receives $250,000 quarterly fee from Yilaime for Sales and Support Services Agreement. In accordance with ASC 605-50-45, the Company defers and recognizes as a reduction to the future costs for quarterly fee. For the nine months September 30, 2017, $750,000 fee from exclusive agreement incurred; $1,004,387 is booked deferred revenue as current liability on September 30, 2017 and $70,000 went against cost charged by Yilaime.